Restructuring (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Balance	$ 732	$ 567
Restructuring expense recognized		1,336
Revisions to prior accruals		(129)
Payments made	(718)	(956)
Non-cash items	(14)	(86)
Balance	0	732
Employee Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Balance	718	320
Restructuring expense recognized		1,336
Revisions to prior accruals		(12)
Payments made	(718)	(926)
Non-cash items	0	0
Balance	0	718
Idle-use Expense and Other Charges [Member]
Restructuring Cost and Reserve [Line Items]
Balance	14	247
Restructuring expense recognized		0
Revisions to prior accruals		(117)
Payments made	0	(30)
Non-cash items	(14)	(86)
Balance	$ 0	$ 14